Acquired Intangible Assets, Net (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	$ 5,258,214	$ 5,234,020
Less: accumulated amortization	(3,777,851)	(3,437,654)
Acquired intangible assets, net	1,480,363	1,796,366
Distribution networks
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	2,329,849	2,329,849
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	$ 2,928,365	$ 2,904,171